UNITED STATES
	           	SECURITIES AND EXCHANGE COMMISSION
		              	Washington, D.C. 20549

   			                   	FORM 13F

    			              FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 1999

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement
				                              [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		  Yale University
Address:	230 Prospect Street
	       	New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	May 17, 1999

Report Type Icheck only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.
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		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:		$306,872

List of Other Included Managers:

	None
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
FORM 13F INFORMATION TABLE
ITEM 1:			           	       ITEM 2:	 ITEM 3:	     ITEM 4:	    ITEM 5		             ITEM 6:	  ITEM 7:   ITEM 8:
NAME OF			           	       CLASS  	 CUSIP  		    VALUE	      SHARES/ 	    	 PUT/	 INVEST  	 OTHER	    VOTING
ISSUER			                  	 TITLE    NUMBER       (X$1,000) 	 PRN AMT		      CALL	 DSCRET'N	 MANAG'S   AUTHORITY
AMAZON.COM INC		     	       COM    	 023135-10-6	  13,270         77,068.00        SOLE				            SOLE
AMERICAN HOME PROD. CORP     COM      026609-10-7    1,316         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP		       COM    	 026874-10-7	   5,917         49,050.00		      SOLE		              SOLE
AMERICAN SELECT PORT. INC    COM	     029570-10-8	   4,005        330,290.00		      SOLE		              SOLE
AMERICAN STRAT INCM PORT II 	COM	     030099-10-5	   7,206        604,485.00		      SOLE		              SOLE
AMERICAN STRAT PORT INC III	 COM	     03009T-10-1	   5,208        447,984.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7    3,382        286,299.00        SOLE		              SOLE
AMERIPATH INC		             	COM    	 03071D-10-9	     273         30,290.00		      SOLE		              SOLE
ARTHROCARE CORP              COM      043136-10-0      613         37,161.00        SOLE                SOLE
BP AMOCO PLC (FKA AMOCO)     COM      055622-10-4      215          2,133.00        SOLE                SOLE
BAKER FENTRESS		            	COM	     057213-10-0	  30,866      2,049,214.00        SOLE		              SOLE
BOSTON PROPERTIES INC	      	COM	     101121-10-1	   8,286        262,000.00 		     SOLE		              SOLE
CATELLUS DEVELOPMENT CORP.  	COM	     149111-10-6	   6,952        519,800.00		      SOLE		              SOLE
CENTERTRUST RETAIL PPTY	    	COM	     152038-10-5	     231         20,100.00		      SOLE		              SOLE
CLARIFY INC                  COM      180492-10-0      703         26,331.00        SOLE                SOLE
CRESTLINE CAPITAL CORP       COM      226153-10-4    1,384         90,000.00        SOLE                SOLE
DOUBLECLICK INC              COM      258609-30-4      295          1,621.00        SOLE                SOLE
FANSTEEL INC. DEL 	         	COM	     307260-10-9	     187         36,432.00		      SOLE		              SOLE
FOREST CITY ENTERPRISES INC 	CL A	    345550-10-7	   6,833        282,500.00		      SOLE   		           SOLE
GEORGIA GULF CORP           	COM	     373200-20-3	     258         23,050.00		      SOLE		              SOLE
H & Q HEALTHCARE FD		        SHBENINT 404052-10-2	  18,453      1,405,963.00		      SOLE		              SOLE
H & Q LIFE SCIENCES INV.    	SHBENINT 404053-10-0	   6,173        561,163.00		      SOLE		              SOLE
HOST MARRIOTT CORP (NEW      COM	     44107P-10-4	  10,013        900,000.00		      SOLE		              SOLE
IHOP CORP NEW		             	COM	     449623-10-7	   8,572        218,400.00		      SOLE		              SOLE
INCYTE PHARMACEUTICALS INC   COM      45337C-10-2      369         18,409.00        SOLE                SOLE
INFORMATION ADVANTAGE INC    COM      45669P-10-1      367         55,418.00        SOLE                SOLE
JOHNSON & JOHNSON            COM      478160-10-4    2,993         32,013.00        SOLE                SOLE
MEDITRUST CORP	              PAIR CTF	58501T-30-6	   1,901        152,865.00        SOLE		              SOLE
MEGABIOS CORP DEL		          COM	     58515T-10-2	     106         25,718.00        SOLE		              SOLE
METTLER TOLEDO INT'L INC    	COM	     592688-10-5	   5,409        218,560.00        SOLE		              SOLE
MICROSOFT CORP               COM      594918-10-4    3,083         34,396.00        SOLE                SOLE
MICROCIDE PHARMAC. INC		     COM	     595018-10-2	     414        100,378.00        SOLE		              SOLE
MORGAN STANLEY ASIA-PAC FD   COM      61744U-10-6   17,469      2,138,600.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   SHBENINT 61745P-10-6   27,022      3,110,400.00        SOLE                SOLE
NAB ASSET CORP			            COM	     628712-20-0	     141        109,040.00		      SOLE		              SOLE
NORTHERN TELECOM LTD		       COM	     665815-10-6	     418          6,729.60		      SOLE		              SOLE
ONSALE INC                   COM      682838-10-7      972         28,956.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE		    COM	     686203-10-0	      18         22,500.00		      SOLE		              SOLE
PHILIP MORRIS COS. INC     		COM	     718154-10-7	   2,270         64,512.00        SOLE		              SOLE
PREVIEW TRAVEL INC           COM      74137R-10-1      332         17,486.00        SOLE                SOLE
PRIME GROUP REALTY TRUST    	SHBENINT 74158J-10-3	   3,975        300,000.00		      SOLE		              SOLE
PROMUS HOTEL CORP	          	COM	     74342P-10-6	   7,639        210,000.00		      SOLE		              SOLE
RAYONIER INC		              	COM	     754907-10-3	   8,305        207,300.00		      SOLE		              SOLE
RECYCLING INDS INC		         COM	     756285-10-2	       4         17,500.00		      SOLE		              SOLE
ROYCE GLOBAL TRUST INC		     COM	     78080N-10-8	   2,096        523,933.00        SOLE		              SOLE
ROYCE MICRO-CAP. TR INC	    	COM    	 780915-10-4	   1,817        244,264.00	       SOLE		              SOLE
ROYCE VALUE TRUST INC	      	COM	     780910-10-5	  32,747      2,894,750.00	       SOLE		              SOLE
SPORTSLINE USA INC           COM      838934-10-5    1,180         25,871.00        SOLE                SOLE
TRIZEC HAHN CORP		           SUB VTG	 896938-10-7	   4,332        235,000.00		      SOLE		              SOLE
WALDEN RESIDENTIAL PPTY INC 	RTS	     931210-10-8   14,207        795,875.00		      SOLE		              SOLE
WELLSFORD REAL PPTYS INC	    COM	     950240-10-1	  10,369      1,185,032.00		      SOLE		              SOLE
WOLVERINE WORLD WIDE INC	    COM	     978097-10-3	     131         13,743.00		      SOLE		              SOLE
YAHOO INC                    COM      984332-10-6   16,345         97,074.00        SOLE                SOLE
TOTAL COLUMNS					                             	   306,872     21,212,832.60
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